Note 30 - Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
30	Loans and borrowings

	2021	2020

Balance at January 1	408	2,471
Cash flows
Repayment
- Capital	(361)	(574)
- Finance cost	(69)	(388)
Unrealised foreign exchange	(34)	(1,487)

Non-cash flow
Finance cost	56	386
Balance at December 31	-	408

Short-term portion of loan facility	-	408

Finance cost are accounted for in note 16 on the effective interest rate method.

Terms and repayment schedule

The terms and conditions of outstanding loans are as follows on December 31:

				2021		2020
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying value	Face value	Carrying value

Unsecured bank loan - Stanbic	RTGS$	50%	2021	-	-	87	87
Unsecured bank loan - First Capital	RTGS$	55%	2021	-	-	321	321
Total				-	-	408	408

The Stanbic loan was repaid as a single bullet payment in December 2021 and the First Capital loan in September 2021.